Financial instruments - Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,694,248	$ 1,542,815
Financial liabilities	3,714,666	3,624,851
Trade, other payables and accrued liabilities, excluding tax payable | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	656,010	660,475
Lease obligations, including current portion | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	870,163	717,101
Long-term debt, including current portion | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,151,513	2,158,192
Land mortgage | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	28,514	28,985
Cash flow hedges | Derivative instruments designated as cash flow hedges | Financial liabilities at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8,466	60,098
Derivative instruments designated as cash flow hedges | Financial assets measured at fair value | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	322,748	56,802
Fair value of Egypt gas supply contract derivative | Financial assets measured at fair value | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11,220	0
Cash and cash equivalents | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	857,747	932,069
Trade and other receivables, excluding tax receivable | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	488,184	540,891
Restricted cash included in other assets | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 14,349	$ 13,053